Cover	Aug. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2023
Entity File Number	001-38248
Entity Registrant Name	RumbleOn, Inc.
Entity Central Index Key	0001596961
Entity Tax Identification Number	46-3951329
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	901 W Walnut Hill Lane
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75038
City Area Code	214
Local Phone Number	771-9952
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, $0.001 par value
Trading Symbol	RMBL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false